Thrivent Core Funds
625 Fourth Avenue South
Minneapolis, Minnesota 55415
December 8, 2017
VIA EDGAR
EDGAR Operations Branch
United States Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC 20549
RE:	Thrivent Core Funds (the “Registrant”) Thrivent Core Low Volatility Equity Fund (the “Fund”) File Nos. 333-218855 and 811-23149
Sir or Madam:
Post-Effective Amendment (“PEA”) No. 3 under the Securities Act of 1933 (the “1933 Act”) and Amendment No. 7 under the Investment Company Act of 1940 (the “1940 Act”) to the Registration Statement of the above-referenced Registrant is hereby electronically transmitted. This filing has been electronically redlined to indicate changes from the Registrant’s currently effective Registration Statement for Thrivent Core Emerging Markets Debt Fund.
As indicated on the facing page of the Amendment, the Registrant has specified that it is to become effective February 28, 2018 pursuant to the provisions of Rule 485(a) under the Securities Act of 1933. A Rule 485(a) filing is being made to add the above-referenced Fund as a new portfolio of the Registrant.
Pursuant to 1940 Act Release No. 13768, the Registrant respectfully requests selective review of those sections of Part A and Part B of the Registration Statement which are modeled on Parts A and B of the Registration Statements of Thrivent Core Funds filed in its initial filing of Form N-1A under the 1933 Act and Amendment No. 4 under the 1940 Act on June 21, 2017, and Pre-Effective Amendment No. 1 under the 1933 Act on August 10, 2017 (collectively, the “Prior Filings”). As background, the Prior Filings were made to create Thrivent Core Emerging Markets Debt Fund, and were reviewed by staff of the U.S. Securities and Exchange Commission prior to it declaring the Registration Statement effective on August 15, 2017. Therefore, we respectfully request SEC comments on this Registration Statement within 45 days of the date of this filing.
The Summary Section and the More about Investment Strategies and Risks sections of the Prospectus portion of the enclosed Registration Statement contain material changes relative to the Prior Filing in order to add summary and other additional information about securities and other practices in which the Fund may engage, along with their associated risks. The Investment Policies and Restrictions section of the Statement of Additional Information portion of the enclosed Registration Statement contains material changes relative to the Prior Filing in order to add information about the investment policies and restrictions for the Fund. Other Sections of the Prospectus and the Statement of Additional Information portion of the enclosed Registration Statement contain changes but we do not view them as material relative to the Prior Filing.
In connection with the review of this filing by staff of the Securities and Exchange Commission, the Registrant acknowledges the staff's view that: the Registrant is responsible for the adequacy and accuracy of the disclosure in the filings; staff comments or changes to disclosure in response to staff comments in the filings reviewed by the staff do not foreclose the Commission from taking any action with respect to the filing; and the Registrant may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.
If you have any additional comments or questions, please feel free to contact me at (612) 844-4198.
Thank you,

/s/ Michael W. Kremenak
Michael W. Kremenak
Secretary and Chief Legal Officer